Staff Retirement Plan - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CHINA
Defined Contribution Plan Disclosure [Line Items]
Contributions to staff retirement plans	$ 10,005	$ 8,786	$ 5,826
Foreign
Defined Contribution Plan Disclosure [Line Items]
Contributions to staff retirement plans	$ 3,795	$ 3,254	$ 1,753